U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

December 19, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:          MANAGER DIRECTED PORTFOLIOS (the “Trust”)
Securities Act Registration No: 333-133691
Investment Company Act Registration No: 811-21897
Hood River Small-Cap Growth Fund (S000012813)

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Trust on behalf of its series, Hood River Small-Cap Growth Fund, is Post-Effective Amendment No. 31 and Amendment No. 34 to the Trust’s Registration Statement on Form N-1A.  This PEA No. 31 is filed for the purpose of registering new Retirement Class shares of the Hood River Small-Cap Growth Fund. Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective 60 days after receipt of this filing.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to respond to the Staff’s comments on PEA. No. 31 and file exhibits to the Registration Statement.

Please note that the Trust’s registration statement relating to the Fund was recently reviewed by the Staff as Post-Effective Amendment No. 19, filed via EDGAR by the Trust pursuant to Rule 485(a)(1) on July 6, 2015 (accession number 0001398344-15-004260) for the purpose of adding Investor Shares to the Fund.  This PEA No. 31 is being filed solely for the purpose of adding Retirement Shares to the Fund and makes revisions to disclosure of Fund fees, performance and distribution arrangements.  Therefore, pursuant to IM Guidance Update No. 2016-06, we would like to request that the amendment be afforded selective review.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5208.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures